Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) product	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Maximum payment term	360 days
Period between delivery and receipt of payment	1 year
Increase (decrease) in liabilities	$ 378.8
Period between prepayment and performance of obligations	1 year
Contract with customer, liability	$ 458.4	$ 378.8
Purchase requirements, period of annual forecast	3 months
Expected maximum duration of contract	1 year
Tolling services period	5 years
Service arrangement, payment period	30 days
Amortization period	1 year
Transfer period, adjustment threshold	1 year
Remaining performance obligation, contract period, disclosure threshold	1 year
Minimum
Disaggregation of Revenue [Line Items]
Contract payment term	30 days
Maximum
Disaggregation of Revenue [Line Items]
Contract payment term	90 days
FMC Agricultural Solutions
Disaggregation of Revenue [Line Items]
Number of product categories | product	3